OTHER PAYABLES (Details 1)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Other Payables [Line Items]
Total	¥ 3,170,670	$ 478,969	¥ 3,351,900
Related Party [Member]
Other Payables [Line Items]
Expenses paid by the major shareholders	2,767,349	418,041	3,062,709
Due to family member of the owner of BHD	193,143	29,177	0
Due to management staff for costs incurred on behalf of the Company	250,965	37,911	251,310
Total	¥ 3,211,457	$ 485,129	¥ 3,314,019